Derivatives and Hedging - Foreign Currency Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Undesignated Derivative Instruments | Foreign Exchange Contracts
Derivative [Line Items]
Notional amount	$ 792.7	$ 587.3
Prepaid Expenses and Other Current Assets | Undesignated Derivative Instruments
Derivative [Line Items]
Fair values included in other assets	2.7	7.5
Accrued Liabilities
Derivative [Line Items]
Fair values included in other liabilities	$ 6.0	$ 2.4